Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Line Items]
Schedule Of Restricted Shares/Options Activity

Number of Restricted Shares/Options
Beginning outstanding January 1, 2010	2,211,360
Exercises of Cerberus Funds shares/options for direct holdings of AerCap shares	(1,465,395)
Ending outstanding December 31, 2010	745,965

Beginning outstanding January 1, 2011	745,965
Forfeitures	-
Ending outstanding December 31, 2011	745,965

Beginning outstanding January 1, 2012	745,965
Exercised	(635,197)
Ending outstanding December 31, 2012	110,768

Summary Of NV Equity Plan Activity

	Number of Options	Weighted Average Exercise Price
Options outstanding at January 1, 2010	2,575,000	NA
Forfeitures	(612,500)	NA
Options issued during year	321,041	22.54
Options outstanding at December 31, 2010	2,283,541	NA

Options outstanding at January 1, 2011	2,283,541	NA
Forfeitures	(150,000)	NA
Options exercised during year	(100,000)	2.95
Options issued during year	23,662	11.29
Options outstanding at December 31, 2011	2,057,203	NA

Options outstanding at January 1, 2012	2,057,203	NA
Forfeitures	-	NA
Options exercised during year	-	NA
Options issued during year	19,833	13.72
Options outstanding at December 31, 2012	2,077,036	NA

NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Schedule Of Stock Option Assumptions

Volatility	33.92% - 38.42%
Expected life	5.33 - 6.53 years
Risk-free interest rate	1.89% - 4.20%
Dividend yield rate	0.00%

Stock Options [Member]
Share-Based Compensation [Line Items]
Schedule Of Stock Option Assumptions

Volatility	38.25% - 39.90%
Expected life	5.00 - 5.93 years
Risk-free interest rate	4.67% - 4.72%
Dividend yield rate	0.00%